Fair Value Measurements (Fair Value Hierarchy) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 951	$ 987
Derivative Assets	101	170
Derivative liabilities	533	354
Recurring fair value measurements | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	951	987
Derivative Assets	0	0
Derivative liabilities	0	0
Recurring fair value measurements | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	101	170
Derivative liabilities	533	354
Recurring fair value measurements | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0	0
Derivative Assets	0	0
Derivative liabilities	0	$ 0
UTC Climate, Controls and Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on Disposition of Business	126
UTC Aerospace Systems [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 61